Common Shares	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Common Shares	Common Shares
Authorized share capital

	June 30, 2023	December 31, 2022
(Number of shares of $0.10 each)
Authorized shares	315,000,000	255,000,000
On February 23, 2023, the Company's shareholders, in a Special General Meeting, approved an increase in the Company's authorized share capital of 60,000,000 new common shares with a nominal value of $0.10 per common share.
Issued and outstanding share capital

	June 30, 2023	December 31, 2022
(Number of shares of $0.10 each)
Issued	254,263,598	229,263,598
Treasury shares	9,160,866	315,511
Outstanding	245,102,732	228,948,087
The Company issued 15.0 million shares and 10.0 million shares of par value $0.10 each on January 31, 2023 and February 24, 2023, respectively, which were subsequently repurchased into treasury. On February 22, 2023, the Company loaned 15.0 million shares to one of its shareholders at nil consideration (see Share Lending Agreement below).
As of June 30, 2023, our shares were listed on the OSE and the New York Stock Exchange ("NYSE"). Of the total issued shares as at March 31, 2023, 25.0 million were not available for trading on the OSE. As at April 19, 2023, the prospectus registering the 25.0 million shares was accepted and all issued shares from this date were available for trading on both the OSE and the NYSE.
Share Lending Agreement
In connection with the $250.0 million Convertible Bonds (see Note 16 - Debt), the Company entered into a Share Lending Framework Agreement ("SLFA") with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE. The SLFA contains a provision that the Issuer Lending Shares be available only for trading on the OSE. At the date of the execution of the SLFA, the Company did not have sufficient number of common shares available for trading on the OSE and therefore began the process of issuing new shares and making them available for trading on the OSE by way of a listing prospectus (the “Prospectus Event”).
The Company and Drew, a shareholder of the Company, separately entered into a Share Loan Agreement (“SLA”) in which Drew would make up to 15.0 million of its shares available to DNB (“Drew Shares”) until the Prospectus Event. During this period, the Company would lend to Drew 15.0 million of its shares that were not yet available for trading on the OSE. The Prospectus Event occurred on April 19, 2023, at which time Drew returned such shares back to Borr. In addition, DNB borrowed an equivalent amount of Drew Shares from Borr to redeliver these shares back to Drew (the “Settlement”).
The "Loan Period" of the SLFA is defined as the earlier of (a) the date the SLFA is terminated (b) any date the convertible bonds are either redeemed or converted into the Company’s shares in full and (c) the maturity date of the convertible bond in 2028. At the expiration of the Loan Period, DNB must return all of the Issuer Lending Shares back to Borr. During the Loan Period, if an investor returns any lending share to DNB, DNB shall return such lending shares back to the Company immediately. The Company receives no proceeds from lending out the Issuer Lending Shares to DNB. DNB must charge each investor a lending fee of a maximum of 0.5% per annum in which for the first six months from the date of the SLFA, the Company agrees to compensate DNB so that the lending fee DNB receives in total will be 1.0% per annum. There is no compensation that the Company pays DNB for returning the Issuer Lending Shares to the Company. There is no unilateral mechanism given to either party in choosing to settle in cash except for a very limited scenario involving default. DNB is not required to provide collateral for borrowing the shares. There are no dividends paid to DNB as a result of lending out the Issuer Lending Shares.
At issuance, the share lending agreement was accounted for under ASC 470-20 as a "Deferred Finance Charge" of the $250.0 million Convertible Bonds, with an offset to "Additional Paid in Capital" in the Consolidated Balance Sheets. The share lending agreement was measured at a fair value in accordance with ASC 820 at inception and the Company recognized $12.4 million accordingly.
Under the terms of the SLA, the Company incurs fees payable to Drew which are calculated based on the market-based value of the borrowed shares by DNB from Drew at the interest rate of the New Convertible Bonds. During the three and six months ended June 30, 2023, such fees of $0.3 million and $1.0 million were incurred (see Note 19 - Related Party Transactions).
Further, as part of the SLA, the Company also guaranteed to reimburse Drew in the event DNB does not return the Drew Shares at a price equal to the higher of the Company’s share price and NOK 56.36. As DNB returned in full the shares borrowed from Drew on April 19, 2023, the Company was not required to fulfil the guarantee. The fair value of the guarantee was concluded to be immaterial as at March 31, 2023.
As of March 31, 2023, 14,232,778 shares had been drawn by DNB from Drew which were repaid upon Settlement on April 19, 2023, by DNB drawing this same number of shares from the Company. As of June 30, 2023, the Company lent 16,154,645 shares to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE.
As of June 30, 2023, the unamortized amount of the issuance costs associated with the SLFA was $11.4 million.